Investments in Non-Marketable Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 12,242	$ 11,211
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	488	625
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	432
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	8,962	8,962
TIEF Fund, L. P. [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	1,600	0
eTurboTouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	477	477
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	0
Shinyoptics Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 283	$ 283